Basis of Presentation and General Information, General Information (Details)			6 Months Ended	12 Months Ended
	Apr. 14, 2025 USD ($) $ / shares shares	Mar. 07, 2023 USD ($) Vessel $ / shares shares	Jun. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Mar. 02, 2023 $ / shares
Basis of Presentation and General Information [Abstract]
Number of vessels owned by each subsidiary | Vessel		1
Common shares, issued (in shares)			19,093,853	19,093,853
Common shares outstanding (in shares)		9,461,009	19,093,853	19,093,853
Preferred shares par value (in dollars per share) | $ / shares			$ 0.001	$ 0.001	$ 0.001
Number of shares of common stock issued for shares of Company stock (in shares)		1
Number of shares of Company stock held to receive one share of Toro common stock (in shares)		10
Robin [Member]
Basis of Presentation and General Information [Abstract]
Common shares, issued (in shares)	2,386,732
Common shares outstanding (in shares)	2,386,732
Number of shares of common stock issued for shares of Company stock (in shares)	1
Number of shares of Company stock held to receive one share of Toro common stock (in shares)	8
Cash contribution | $	$ 10,356,450
$18.0 Million Term Loan Facility [Member]
Basis of Presentation and General Information [Abstract]
Face amount | $		$ 18,000,000
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
Basis of Presentation and General Information [Abstract]
Preferred stock, issued (in shares)		140,000	140,000
Preferred shares, dividend rate		1.00%	1.00%	1.00%
Preferred shares, stated amount (in dollars per share) | $ / shares		$ 1,000	$ 1,000
Preferred shares, par value (in dollars per share) | $ / shares		0.001	$ 0.001
Preferred shares par value (in dollars per share) | $ / shares		$ 0.001
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member] | Robin [Member]
Basis of Presentation and General Information [Abstract]
Preferred stock, issued (in shares)	2,000,000
Preferred shares, dividend rate	1.00%
Preferred shares, stated amount (in dollars per share) | $ / shares	$ 25
Preferred shares, par value (in dollars per share) | $ / shares	$ 0.001
Series B Preferred Shares [Member]
Basis of Presentation and General Information [Abstract]
Preferred shares issued (in shares)		40,000
Preferred shares par value (in dollars per share) | $ / shares		$ 0.001
Series B Preferred Shares [Member] | Robin [Member]
Basis of Presentation and General Information [Abstract]
Preferred shares issued (in shares)	40,000
Preferred shares par value (in dollars per share) | $ / shares	$ 0.001